Nature of Business and Organization	6 Months Ended
Jun. 30, 2026
Nature of Business and Organization [Abstract]
Nature of business and organization

Note 1 — Nature of business and organization

Hang Feng Technology Innovation Co., Ltd. (“Hang Feng”) is a holding company incorporated on October 15, 2024, under the laws of the Cayman Islands. Hang Feng and all its subsidiaries are hereafter referred to as the “Company”. The diagram below illustrates the Company’s corporate structure:

Hang Feng has no substantial operations other than holding all of the outstanding share capital of Starchain Investment Trading Limited (“Starchain”), Hang Feng Capital Management Limited (“HF CM”), Shine Prosperity Holding Limited (“Shine Prosperity”) and Hang Feng Fund SPC (“HF Fund SPC”). Shine Prosperity is also a holding company holding all of the outstanding share capital of Hang Feng International Asset Management Limited (“HF IAM”).

HF CM was incorporated on November 30, 2023 and on July 25, 2024, Lifong Lee transferred 100 ordinary shares of HF CM, representing 100% equity interests of HF CM, to Hang Feng International Holdings Co., Limited (“HF Holdings”) for US$1 (“US$” is to the lawful currency of the United States). On October 28, 2024, HF Holdings transferred these 100 ordinary shares of HF CM to Hang Feng for US$1. HF CM is an approved investment manager registered with the FSC, and acts as the investment manager of HF Fund SPC.

Hang Feng acquired 100% equity interest in Shine Prosperity by way of purchase, the equity transaction was approved by the Hong Kong Securities and Futures Commission (“SFC”) on December 30, 2024. The SFC authorizes corporations and individuals through licenses to act as financial intermediaries. Under the Securities and Futures Ordinance (“SFO”), unless any exemption under the SFO applies, a corporation which is not an authorized financial institution but carries out the following activities must be licensed by the SFC: (i) carrying on a business in a regulated activity (or holding itself out as carrying on a business in a regulated activity); or (ii) actively marketing, whether by itself or another person on its behalf and whether in Hong Kong or from a place outside Hong Kong, to the public any services it provides, and such services would constitute a regulated activity if provided in Hong Kong. There are 13 types of regulated activities as defined in schedule 5 “Regulated Activities” to the SFO, of which the Type 4 and Type 9 are advising on securities and asset management. HF IAM has the licenses of Type 1, Type 4 and Type 9, which allows it to engage in advising on securities and asset management business in Hong Kong.

On July 25, 2024, HF Fund SPC was incorporated under the laws of Cayman Islands as an exempt company with limited liability and as a wholly owned subsidiary of HF Holdings. On October 29, 2024, Hang Feng acquired 100 ordinary shares of HF Fund SPC from HF Holdings for US$100. HF Fund SPC is an open-ended investment fund regulated by the CIMA, and focuses its investment in the secondary market, primarily targeting publicly listed companies in the global technology and innovation sectors.

Hang Feng Offshore Holdings Limited, a BVI company and a wholly owned subsidiary of Hang Feng, was incorporated on November 13, 2025, with a wholly owned BVI entity, Hang Feng Horizon SPC,  incorporated on January 2, 2026.

HF Helios AI PTE Limited,  a Singaporean company and a wholly owned subsidiary of Hang Feng, was incorporated on May 28, 2026. The subsidiary was established to prepare for prospective cross border and tech driven business initiatives, and has not yet commenced operations.

Starchain was controlled by its director and shareholder, YEUNG, Sing Yuet Sherry, who is the wife of Mr. Fenglei Qian, the major shareholder of HF Holdings, from its incorporation until October 2024. On November 1, 2024, YEUNG Sing Yuet Sherry transferred her 100% ownership in Starchain to Hang Feng, and Starchain became a wholly-owned subsidiary of Hang Feng. The share transfer was accounted for as a business combination under common control, as there was no change of control before or after the transfer of equity interests in Starchain.

The Company, through its subsidiaries, provides management consulting services, asset and fund management services in Hong Kong. As of June 30, 2026, the Company has direct or indirect interests in the following subsidiaries:

Name	Background	Ownership
Starchain Investment Trading Limited (“Starchain”)	● A Hong Kong company ● Incorporated on June 12, 2017 ● Management Consulting Services	100%
Shine Prosperity Holding Limited (“Shine Prosperity”)	● A British Virgin Islands company ● Incorporated on November 13, 2020	100%
Hang Feng International Asset Management Limited (“HF IAM”)	● A Hong Kong company ● Incorporated on April 1, 2019 ● Asset Management	100% owned by Shine Prosperity
Hang Feng Capital Management Limited (“HF CM”)	● A British Virgin Islands company ● Incorporated on November 30, 2023 ● Fund Management	100%
Hang Feng Fund SPC (“HF Fund SPC”)	● A Cayman Islands company ● Incorporated on July 25, 2024	100%
Hang Feng Offshore Holdings Limited	● A British Virgin Islands company ● Incorporated on November 13, 2025	100%
Hang Feng Horizon SPC	● A British Virgin Islands company ● Incorporated on January 2, 2026	100% owned by Hang Feng Offshore Holdings Limited
HF Helios AI PTE Limited	● A Singapore company ● Incorporated on May 28, 2026	100%

The Company believed that it was appropriate to reflect the reorganization on a retroactive basis as if such structure had existed at the beginning of the first period presented in the accompanying unaudited condensed consolidated financial statements and in accordance with Accounting Standards Codification (“ASC”)  805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. The Company has retroactively adjusted all share and per share data for all periods presented. The unaudited condensed consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first year presented in the consolidated financial statements.

The Company effected a stock split at a ratio of 1-to-400 on February 24, 2025 by issuing new shares to its shareholders in the same proportion. All references to numbers of ordinary shares, per-share data and additional paid-in capital in the accompanying consolidated financial statements were adjusted to reflect such issuance of shares on a retrospective basis.

On June 12, 2026, the Company held an extraordinary meeting of shareholders (the “EGM”), at which its shareholders approved the redesignation and reclassification, increase, and reduction of its authorised share capital. The share redesignation and reclassification, and the increase in authorized share capital became effective upon shareholder approval of such proposals on June 12, 2026, while the reduction of share capital will be deemed effective as of the initial submission date of the relevant documents to the Cayman Registry, being June 22, 2026, subject to the approval by the Cayman Registry. As of the date of this filing, the documents submitted by the Company are still pending approval by the Cayman Registry. As a result, the authorized share capital has been reclassified into Class A ordinary shares and Class B ordinary shares, consisting of 9,000,000,000 Class A ordinary shares of a par value US$0.0001 each, and 1,000,000,000 Class B ordinary shares of a par value US$0.0001 each. Upon the share capital reduction becoming effective, the par value of each Class A ordinary share and Class B ordinary share will be reduced from US$0.0001 each to US$0.000001 each. Following the EGM, Hang Feng International Holdings Co., Limited was issued 4,000,000 Class B ordinary shares after the 4,000,000 ordinary shares it previously held were repurchased by the Company, with the remaining 3,571,078 issued and outstanding ordinary shares being Class A ordinary shares. After the issuance of 299,922 Class A ordinary shares, par value US$0.0001 each, to a consultant on June 23, 2026, the Company had 3,871,000 Class A ordinary shares were issued and outstanding as of June 30, 2026. All references to numbers of ordinary shares for class A and class B and per-share data in the accompanying unaudited condensed consolidated financial statements were adjusted to reflect such reclassification of ordinary shares on a retrospective basis.